Sheppard, Mullin, Richter & Hampton LLP 30 Rockefeller Plaza New York, New York 10112-0015 212.653.8700 main 212.653.8701 fax www.sheppardmullin.com

May 14, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	DatChat, Inc.
Draft Registration Statement on Form S-1
Submitted on April 5, 2021
CIK No. 0001648960

Ladies and Gentlemen:

This letter sets forth the responses of DatChat, Inc., a Nevada corporation (the “Company”), to the comments received from the Staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) concerning its Draft Registration Statement on Form S-1 (CIK No. 0001648960) submitted to the Commission on April 5, 2021 (the “Registration Statement”).

References in the text of the responses herein to captions and page numbers refer to Amendment No. 1 to the Company’s Draft Registration Statement on Form S-1 (the “Amended Draft Registration Statement”), which is being filed herewith.

Draft Registration Statement on Form S-1 submitted April 5, 2021

Prospectus Summary, page 1

COMMENT 1:	Please advise us whether it is your intention to seek effectiveness even if your securities have not been approved for listing by Nasdaq. If so, please clarify in your summary that your shares of common stock and Series A Warrants may be traded on the OTCQX or OTCQB, as you briefly note in your risk factors section. You should also clarify whether you have any arrangements with market makers so that your shares and warrants will have current quotations for prices on the OTCQX or OTCQB and will be approved for quotation by the OTC Markets at the close of your offering.

RESPONSE:	The Company does not intend to seek effectiveness unless the securities have been approved for listing by Nasdaq.

COMMENT 2:	Please clarify whether your Regulation A offering has closed and briefly explain how the nearly $4 million of net offering proceeds were used. We note that a small fraction of this amount appears to be spent on software development in 2019 and 2020 per page 45. Please further clarify whether the common stock sold through the Regulation A offering are quoted on any public markets such as the OTC Pink.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to clarify that the Regulation A offering has closed and to clarify how the net proceeds were used.

Business, page 40

COMMENT 3:	Please provide a more detailed description of the current capabilities and features of the DatChat Privacy Platform and Private Encrypted Social Network, your DRM Technology and Micro-Blockchain Technology, and what features requires further development or is not currently offered to users. For prospective technology, please provide a timetable or discussion regarding the extent of further research and development needed, both in time and cost.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to include this information.

COMMENT 4:	You reference your business plan and growth strategy, please clarify the time and cost that is needed to bring all of your planned products to market and build a sufficient user base to generate material amounts of revenue. Please consider adding a detailed plan of operation that would indicate how you would budget your net offering proceeds to implement your business plan.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to include this information.

COMMENT 5:	Please quantify your current user base for DatChat Privacy Platform and Private Encrypted Social Network such as monthly or daily active users. Also, please clarify if you have a material amount of Android users.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to quantify the Company’s current user base by disclosing the monthly active users.

Certain Relationships and Related Persons Transactions, page 58

COMMENT 6:	Please disclose the identity of the related party described in the 3rd and 4th paragraphs that is the note holder of a related party debt. Further, please include all related party transactions for your prior three fiscal years, as required by the Instructions to Item 404(a) of Regulation S-K.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to disclose the identity of the related party described in the 3rd and 4th paragraphs that is the note holder of a related party debt and included all related party transactions for the prior three fiscal years, as required by the Instructions to Item 404(a) of Regulation S-K.

Security Ownership of Certain Beneficial Owners and Management, page 59

COMMENT 7:	Please disclose the natural person(s) that hold voting and/or investment power over the shares beneficially owned by Silo Pharma, Inc. and Alpha Capital Anstalt.

RESPONSE:	The Company has revised its disclosure in the Amended Draft Registration Statement to disclose the natural person(s) that hold voting and/or investment power over the shares beneficially owned by Silo Pharma, Inc. and Alpha Capital Anstalt.

Underwriting, page 70

COMMENT 8:	Please clarify the duration of your lock-up agreement both here and on page 3 of your summary. You describe on page 72 a 90-day lock-up period for “affiliates” and a 180-day lock up period for “officers and directors.” We note that you only refer to a 90-day lock-up period for officers and directors on pages 64 and 65. Please reconcile these differences and clarify how you define the affiliates that would be subject to the lock-up agreement. Further, please clarify how you will notify investors that your underwriter has waived the lock-up period.

RESPONSE:	The Company has revised the Amended Draft Registration Statement to clarify and reconcile who will be subject to lock-up agreements and their duration. In addition, the Company has added disclosure regarding how the Company will notify investors that the underwriter has waived the lock-up agreement.

General

COMMENT 9:	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

RESPONSE:	Neither the Company nor anyone authorized to do so on its behalf have presented written communications, as defined in Rule 405, to potential investors in reliance on Section 5(d) of the Securities Act.

If you have any questions relating to any of the foregoing, please contact Richard A. Friedman of Sheppard, Mullin, Richter & Hampton LLP at (212) 634-3031.

Very truly yours,

Richard A. Friedman
Sheppard, Mullin, Richter & Hampton LLP